Borrowings - Summary of Long-term Borrowings (Parenthetical) (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2010
Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Long term debt repayment	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
Vessel facility loans [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	2.808%
Vessel facility loans [member] | Kookmin Bank [member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	2.808%
Redeemable convertible preferred stock [member]
Disclosure of detailed information about borrowings [line items]
Shares issued		1,900,000
Par value per share		₩ 500